Employee - Summary of Compensation Cost For Directors (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of employee [line items]
Pension contributions	£ 64	£ 60	£ 87
Total	4,704	4,706	£ 5,570
Directors [member]
Disclosure of employee [line items]
Salaries and fees	1,106	1,047
Benefits in kind	17	15
Pension contributions	25	11
Bonus	294	512
Total	£ 1,442	£ 1,585